SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 08, 2013 USD ($)	Dec. 29, 2012 USD ($)	Oct. 31, 2012 USD ($)	Sep. 28, 2013 Entity	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($) Entity	Dec. 29, 2012 USD ($)
Significant Accounting Policies [Line Items]
Fiscal Period Duration					371 days	364 days	364 days
Impairment of Long-Lived Assets Held-for-use					$ 60.7
(Payments) proceeds from sales of businesses, net of cash sold					$ (3.9)	$ 93.5	$ 1,260.6
Revenue recognition, multiple element arrangement percentage					8.00%
Vesting period of stock-based compensation grants					4 years
Minimum service year to be eligible to stock-based compensation benefits					10 years
Minimum
Significant Accounting Policies [Line Items]
Stock-based compensation, minimum retirement age for eligibility					55 years
Selling, General and Administrative Expense
Significant Accounting Policies [Line Items]
Advertising costs					$ 121.5	121.1	121.4
Shipping and distribution costs					243.2	229.5	202.5
Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Shipping and distribution costs					226.2	201.6	181.2
Hardware & Home Improvement
Significant Accounting Policies [Line Items]
(Payments) proceeds from sales of businesses, net of cash sold		$ 1,400.0	$ 1,400.0
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		$ 358.9
Second closing | Tong Lung
Significant Accounting Policies [Line Items]
(Payments) proceeds from sales of businesses, net of cash sold	$ 93.5
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 4.7
Net Sales [Member]
Significant Accounting Policies [Line Items]
Cooperative Advertising Expense					206.5	172.4	159.8
SG&A [Member]
Significant Accounting Policies [Line Items]
Cooperative Advertising Expense					$ 6.2	$ 6.0	$ 4.4
Other Businesses [Member]
Significant Accounting Policies [Line Items]
Number Of Entities Classified As Held for Sale | Entity				2		2